Operating costs	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Operating costs	Operating costs

	2022	2021	2020

Commission and incentive costs	2,813,308	2,719,611	2,087,197
Operating losses	70,956	35,844	31,295
Other costs	986,832	674,654	526,867
Clearing house fees	427,844	411,605	344,278
Third parties’ services	53,779	88,431	92,997
Credit card cashback	262,429	91,093	—
Other (i)	242,780	83,525	89,592
Total	3,871,096	3,430,109	2,645,359